DEBT INSTRUMENTS IN ISSUE - Additional disclosures (Details) $ in Millions					12 Months Ended
	Sep. 16, 2021 COP ($) item	Jul. 28, 2020 USD ($)	Jun. 18, 2020 USD ($)	Jan. 23, 2020 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Sep. 16, 2021 USD ($)	Jan. 08, 2020
DEBT INSTRUMENTS IN ISSUE
Repayment of borrowings					$ 8,447,238	$ 14,919,903	$ 14,365,716
Senior Bonds 5.950%, Due 2021
DEBT INSTRUMENTS IN ISSUE
Interest rate									5.95%
Senior Notes 3%, Due 2025
DEBT INSTRUMENTS IN ISSUE
Notional amount				$ 950,000
Debt instrument term				5 years
Bonds semi-annual coupon rate				3.00%
Banistmo S.A. | Ordinary Bonds 4.250%
DEBT INSTRUMENTS IN ISSUE
Notional amount		$ 400,000
Debt instrument term		7 years
Bonds semi-annual coupon rate		4.25%
Banistmo S.A. | Sustainable ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Notional amount								$ 156,848
Banco Agricola S.A.
DEBT INSTRUMENTS IN ISSUE
Repayment of borrowings			$ 300,371
Bancolombia S.A.
DEBT INSTRUMENTS IN ISSUE
Notional amount						$ 4,125,500
Bancolombia S.A. | Sustainable ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Notional amount	$ 600,000
Ratio of bids received to aggregate value of bonds issued	1.8
Number of series | item	2
Bancolombia S.A. | Sustainable ordinary bonds, 3 year term
DEBT INSTRUMENTS IN ISSUE
Debt instrument term	3 years
Bancolombia S.A. | Sustainable ordinary bonds, 5 year term
DEBT INSTRUMENTS IN ISSUE
Debt instrument term	5 years
Bancolombia S.A. | Sustainable ordinary bonds, 12 year term
DEBT INSTRUMENTS IN ISSUE
Debt instrument term	12 years